Note 3 - Debt and Equity Securities - Sales of Debt and Equity Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gross proceeds	$ 37,325	$ 39,857	$ 35,555
Gross realized gains	75	102	76
Gross realized losses	(343)	(752)	(251)
Net realized gains (losses)	$ (268)	$ (650)	$ (175)